Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2016 $	2015 $
Voyage and vessel	15,631	30,112
Corporate accruals	504	19,255
Interest	2,527	4,742
Payroll and benefits to related parties	8,562	7,920
Total	27,224	62,029